Derivative financial instruments and debt excluding lease liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments [Abstract]
Carrying amount	$ 56,779	$ 56,152
Fair value	$ 52,829	$ 51,959